Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 178,791		$ 451,473	$ 19,542
Offering costs	10,799,030		10,799,030
Underwriting commissions	3,450,000		3,450,000
Deferred underwriting commissions		$ 6,900,000	6,900,000
Other offering costs	449,030		449,030
Reimbursement of offering expenses	$ 1,035,000		1,035,000
Effective tax rate	25.72%	0.00%
Statutory tax rate	21.00%	21.00%
Depository insurance coverage	$ 250,000		250,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	27,670		$ 27,670
Deferred underwriting commissions	$ 6,900,000